Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments
Percentage of Aon's lease obligations for the use of office space	88.00%
Rental expenses for operating leases
Rental expense	$ 525	$ 429	$ 346
Sub lease rental income	71	57	52
Net rental expense	454	372	294
Future minimum rental payments under operating leases
2012	395
2013	373
2014	334
2015	296
2016	257
Thereafter	984
Total minimum payments required	$ 2,639